SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

9.                    SUBSEQUENT EVENTS

In respect to Class DS Units, effective as of February 1, 2014: (i) the management fee percentage payable by the Transtrend Fund to Transtrend B.V. reduces from 2.0% per annum to 1.0% per annum, and (ii) the Transtrend Fund pays a 0.5% per annum management fee to MLAI, and Transtrend B.V. no longer shares any portion of its management fees with MLAI. Effective as of January 1, 2014, the performance fee percentage payable by the Transtrend Fund to Transtrend B.V. reduces from 25% to 22.5%.

On March 19, 2014, MLAI notified Altis Partners (Jersey) Limited regarding the Fund’s terminating its investment in the Altis Fund, effective March 31, 2014.

Management has evaluated the impact of subsequent events on the Fund and has determined that there were no other subsequent events that require adjustments to, or disclosure in, the financial statements.